Long-term debt (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable securitization [Abstract]
Program maximum cash proceeds from securitization of accounts receivable upon initiation of a three-year agreement, commencing on February 1, 2013	450
Proceeds from issuance of secured debt	250
Weighted-average interest rate of Accounts receivable securitization proceeds received	1.18%
Secured amount of accounts receivable	281
Capital Leases [Abstract]
Capital lease assets acquired in period	44	94
Debt relating to capital lease obligation	44	94
Interest imputed on capital leases	209	249
Net carrying amount of properties which secures the capital lease obligations	779	1,021
Equipment lease assets [Member]
Capital Leases [Abstract]
Interest rate for capital lease obligations, maximum	8.50%
Interest rate for capital lease obligations, minimum	0.70%
Capital lease obligations maturity start date	Sep. 30, 2014
Capital lease obligations maturity end date	Nov. 30, 2037